UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05957

Nuveen Municipal Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Advantage Fund, Inc. (NMA)
	January 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.9% (0.5% of Total Investments)
$ 5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	$ 4,913,901
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
	Alaska – 0.9% (0.5% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,099,496
1,280	5.250%, 12/01/41 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,225,318
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
850	4.625%, 6/01/23	6/14 at 100.00	Baa3	743,028
3,250	5.000%, 6/01/46	6/14 at 100.00	Baa3	1,915,355
6,505	Total Alaska			4,983,197
	Arizona – 3.2% (2.0% of Total Investments)
3,465	Arizona Board of Regents, Certificates of Participation, Arizona State University, Refunding	No Opt. Call	AA–	3,474,286
	Series 2006, 5.000%, 7/01/25 – NPFG Insured
4,905	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	4,442,557
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
10,700	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	10,003,858
	2008A, 5.000%, 7/01/38
19,070	Total Arizona			17,920,701
	California – 20.7% (12.9% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	A–	2,701,370
	2004A, 0.000%, 10/01/25 – AMBAC Insured
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A–	858,974
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	A–	1,162,902
3,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	2,615,490
	Health System/West, Series 2003A, 5.000%, 3/01/33
7,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	6,810,525
	Coalinga State Hospital, Series 2004A, 5.125%, 6/01/29
11,200	California State, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A1	10,827,376
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	3,878,210
16,000	California State, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	14,134,400
2,750	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	2,963,510
	Project, Series 2009, 6.750%, 2/01/38
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	No Opt. Call	BBB	2,174,968
	Facilities District, Series 2005, 0.000%, 9/01/31 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,800	0.000%, 2/01/33 – FGIC Insured	2/15 at 38.73	Aa3	794,656
3,795	0.000%, 2/01/37 – FGIC Insured	No Opt. Call	Aa3	578,813
7,170	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	9,066,752
	Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)
8,145	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 55.54	Aa1	3,317,214
	Series 2003B, 0.000%, 8/01/25 – FGIC Insured
2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	Aa3	754,581
	Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – NPFG Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	Aa2	1,115,621
	Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – NPFG Insured
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%,	No Opt. Call	A1	496,568
	8/01/32 – FGIC Insured
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	AA+	1,141,860
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	589,580
	Bonds, Series 2007A-1, 5.125%, 6/01/47
5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2003A,	7/12 at 100.00	AA	4,844,800
	5.125%, 7/01/40 – FGIC Insured
1,275	Madera Unified School District, Madera County, California, General Obligation Bonds, Series	8/12 at 100.00	AA+	1,312,115
	2002, 5.250%, 8/01/23 – AGM Insured
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	2,257,816
	North Orange County Community College District, California, General Obligation Bonds,
	Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa1	3,194,864
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Aa1	1,593,416
2,590	Palmdale Community Redevelopment Agency, California, Residential Mortgage Revenue Refunding	No Opt. Call	AAA	2,673,035
	Bonds, Series 1991B, 7.375%, 2/01/12 (ETM)
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage	No Opt. Call	AAA	6,245,000
	Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	11,522,376
	Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+	3,252,530
	5.000%, 5/01/25 – AGM Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	1,901,736
	Tender Option Bond Trust 3504, 19.158%, 2/01/33 (IF)
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AAA	4,371,485
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
7,205	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa1	2,632,923
23,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	Baa1	2,791,510
7,250	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 47.82	AAA	2,061,465
	Obligation Bonds, Series 2005A, 0.000%, 9/01/29 – NPFG Insured
191,175	Total California			116,638,441
	Colorado – 9.9% (6.2% of Total Investments)
1,600	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	1,342,864
	SYNCORA GTY Insured
9,440	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	7,661,032
	Series 2006A, 4.500%, 9/01/38
3,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA	3,274,536
	Series 2009A, 5.500%, 7/01/34
7,500	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	6,653,625
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,150	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AA+	1,048,375
	2005C, 5.250%, 3/01/40 – AGM Insured
3,300	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/24 –	11/16 at 100.00	A+	3,348,279
	FGIC Insured
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006A:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,479,435
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,369,333
2,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	BBB–	1,490,340
	Hotel, Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
2,650	0.000%, 9/01/16 – NPFG Insured	No Opt. Call	Baa1	1,983,446
8,645	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	Baa1	2,807,118
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,500	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	Baa1	1,878,600
10,000	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	Baa1	2,124,100
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	Baa1	1,957,900
	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE:
1,030	5.375%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	AA (4)	1,096,425
4,890	5.375%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	AA (4)	5,205,356
	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE:
970	5.375%, 6/01/17	6/12 at 100.00	AA	1,020,246
110	5.375%, 6/01/18	6/12 at 100.00	AA	115,191
3,110	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	2,859,925
	Activity Bonds, Series 2010, 6.000%, 1/15/34
86,930	Total Colorado			55,716,126
	District of Columbia – 0.2% (0.1% of Total Investments)
1,190	District of Columbia Housing Finance Agency, GNMA/FNMA Single Family Mortgage Revenue Bonds,	6/11 at 100.00	AAA	1,211,123
	Series 1997B, 5.900%, 12/01/28 (Alternative Minimum Tax)
	Florida – 5.2% (3.2% of Total Investments)
2,770	Florida Housing Finance Corporation, Housing Revenue Bonds, Stratford Point Apartments, Series	6/11 at 100.00	AA+	2,770,471
	2000O-1, 5.850%, 12/01/31 – AGM Insured (Alternative Minimum Tax)
3,500	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series	10/11 at 100.00	Aa2	3,585,680
	2002-17, 5.000%, 10/01/17
14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	12,692,105
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
10,130	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Mary’s Hospital,	6/11 at 100.00	Aaa	10,266,451
	Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)
31,130	Total Florida			29,314,707
	Georgia – 1.8% (1.1% of Total Investments)
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 – AGM Insured	10/14 at 100.00	AA+	4,009,600
2,900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB–	2,520,477
	Center, Series 2004, 5.000%, 12/01/26
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	N/R	1,168,138
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,449,650
	Medical Center Project, Series 2010, 7.625%, 12/01/30
10,650	Total Georgia			10,147,865
	Hawaii – 0.0% (0.0% of Total Investments)
210	Hawaii Housing Finance and Development Corporation, Single Family Mortgage Purchase Revenue	7/11 at 100.00	AAA	211,619
	Bonds, Series 1997A, 5.750%, 7/01/30 (Alternative Minimum Tax)
	Illinois – 14.0% (8.7% of Total Investments)
4,345	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	1,312,842
	Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured
4,260	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	1,000,972
	Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured
5,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	7/11 at 101.00	A2	4,517,200
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	6,808,119
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,419,240
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA+	1,777,960
	8/15/47 – AGC Insured (UB)
8,395	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	7,224,233
	Trust 1137, 9.126%, 7/01/15 (IF)
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	2,580,425
	2009, 6.875%, 8/15/38
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	4,048,160
	Centers, Series 2008A, 6.000%, 8/15/23
6,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	6,391,320
	5.750%, 5/15/22 (Pre-refunded 5/15/12)
5,115	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/11 at 100.00	Baa1	4,561,097
	1997A, 5.000%, 7/01/24 – NPFG Insured
6,165	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	2/11 at 100.00	A+	6,165,801
	1996B, 5.750%, 2/15/22
10,740	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 66.94	Aa3	5,818,610
	Obligation Bonds, Series 2005B, 0.000%, 1/01/23 – AGM Insured
1,090	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A2	620,581
	Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured
3,175	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	404,527
	Project, Series 2002A, 0.000%, 6/15/41 – NPFG Insured
6,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	2,723,760
	Expansion Project, Series 1996A, 0.000%, 6/15/24 – NPFG Insured
4,310	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	Aa3	5,095,670
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
1,940	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2003A, 5.000%,	4/13 at 100.00	Aa2	1,949,351
	4/01/23 – AMBAC Insured
7,500	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois,	No Opt. Call	AA	3,247,050
	General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – NPFG Insured
23,125	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa2	11,259,794
	Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured
114,260	Total Illinois			78,926,712
	Indiana – 2.5% (1.6% of Total Investments)
2,600	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	1,255,150
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
1,570	Hospital Authority of Delaware County, Indiana, Hospital Revenue Refunding Bonds, Cardinal	2/11 at 100.00	N/R	1,528,097
	Health System, Series 1997, 5.000%, 8/01/16 – AMBAC Insured
4,030	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	Aa3	3,674,232
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	5,484,780
	5.250%, 12/01/38
2,435	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB+	2,095,561
	Indiana, Series 2007, 5.500%, 3/01/37
1,005	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/11 at 100.00	CCC	381,699
	1999, 5.450%, 2/15/12 (5), (6)
17,640	Total Indiana			14,419,519
	Iowa – 0.8% (0.5% of Total Investments)
6,300	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	4,453,155
	5.375%, 6/01/38
250	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	198,233
	5.600%, 6/01/34
6,550	Total Iowa			4,651,388
	Kansas – 1.2% (0.8% of Total Investments)
3,715	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	Baa3	3,400,600
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	BBB+	1,687,630
	5.300%, 6/01/31 – NPFG Insured
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	1,980,518
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
9,195	Total Kansas			7,068,748
	Kentucky – 1.5% (0.9% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	Baa2	5,685,137
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/19 at 100.00	Aa3	1,558,800
	System, Series 2009A, 5.375%, 8/15/24
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA+	1,021,590
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
8,515	Total Kentucky			8,265,527
	Louisiana – 13.8% (8.7% of Total Investments)
13,500	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	3/11 at 101.00	BBB	12,868,875
	Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
405	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	463,539
3,735	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	4,274,857
6,650	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	Baa1	6,257,584
	2004, 5.250%, 7/01/33 – NPFG Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	7,216,470
	Series 2007A, 5.500%, 5/15/47
28	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-1, 16.655%, 5/01/34	5/16 at 100.00	Aa1	13,099
	FGIC Insured (IF)
	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006A:
20,690	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	17,908,850
10,000	5.000%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	9,484,600
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
7,505	5.500%, 5/15/30	5/11 at 101.00	A	7,270,319
13,605	5.875%, 5/15/39	5/11 at 101.00	A–	12,411,569
85,118	Total Louisiana			78,169,762
	Massachusetts – 2.3% (1.4% of Total Investments)
8,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A	8,459,998
	Lien Series 2010B, 5.000%, 1/01/32
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	565,669
	Series 2008E-1 &2, 5.125%, 7/01/33
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/11 at 100.00	BBB+	1,540,018
	Healthcare, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,217,338
	University Issue, Series 2009A, 5.750%, 7/01/39
13,495	Total Massachusetts			12,783,023
	Michigan – 0.8% (0.5% of Total Investments)
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 –	10/16 at 50.02	Aa3	1,738,813
	FGIC Insured
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	2,691,900
	Series 2008A, 6.875%, 6/01/42
9,300	Total Michigan			4,430,713
	Missouri – 1.0% (0.6% of Total Investments)
1,500	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/13 at 100.00	AA+	1,457,370
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – AGM Insured
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	3,902,826
	2004B-1, 0.000%, 4/15/29 – AMBAC Insured
70	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/11 at 101.00	AAA	73,154
	Loan Program, Series 2000A-1, 7.500%, 3/01/31 (Alternative Minimum Tax)
13,575	Total Missouri			5,433,350
	Nevada – 3.7% (2.3% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	14,869,800
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
3,025	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	D	502,785
7,910	5.375%, 1/01/40 – AMBAC Insured (6)	7/11 at 100.00	D	1,770,021
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	3,555,150
	Series 2007B, Trust 2634, 18.675%, 7/01/31 – BHAC Insured (IF)
185	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1997C-2, 5.750%, 4/01/29	4/11 at 100.00	Aaa	186,593
	(Alternative Minimum Tax)
29,870	Total Nevada			20,884,349
	New Hampshire – 0.3% (0.2% of Total Investments)
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB+	1,442,175
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 4.0% (2.5% of Total Investments)
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	Aa3	4,027,050
	0.000%, 12/15/30 – FGIC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
9,735	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	10,225,547
5,050	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	5,425,417
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	2,986,800
	Series 2007-1A, 4.750%, 6/01/34
34,785	Total New Jersey			22,664,814
	New York – 5.8% (3.6% of Total Investments)
7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	7,002,030
	Series 2002A, 5.125%, 1/01/29
4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/11 at 100.00	BB–	3,853,237
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/12 at 101.00	BB–	3,009,690
	British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)
1,460	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	1,467,680
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	9,698,800
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eigth Series 2010:
6,065	6.500%, 12/01/28	12/15 at 100.00	BBB–	6,195,579
1,660	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,602,448
34,160	Total New York			32,829,464
	North Carolina – 2.9% (1.8% of Total Investments)
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	3,204,120
	5.250%, 1/01/20 – AMBAC Insured
980	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/11 at 100.00	AA	956,872
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
3,645	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/11 at 100.00	AA	3,646,859
	Series 7A, 6.250%, 1/01/29 (Alternative Minimum Tax)
3,465	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/11 at 100.00	AA	3,465,693
	Series 9A, 5.875%, 7/01/31 (Alternative Minimum Tax)
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,225,005
	Health System, Series 2009A, 5.000%, 6/01/42
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA+	1,914,896
	5.750%, 1/01/39 – AGC Insured
16,490	Total North Carolina			16,413,445
	North Dakota – 0.6% (0.4% of Total Investments)
1,500	City of Fargo, North Dakota, Health System Revenue Bonds, Sanford Series 2011, 6.000%,	11/21 at 100.00	AA–	1,509,285
	11/01/28 (WI/DD, Settling 2/09/11)
2,350	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006,	7/16 at 100.00	BBB+	2,178,991
	5.125%, 7/01/25
3,850	Total North Dakota			3,688,276
	Ohio – 7.5% (4.7% of Total Investments)
4,220	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	5/11 at 100.00	Baa1	4,221,097
	Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/18
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	9,467,000
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,595	5.125%, 6/01/24	6/17 at 100.00	Baa3	1,202,614
2,700	5.875%, 6/01/30	6/17 at 100.00	Baa3	1,884,114
9,135	5.750%, 6/01/34	6/17 at 100.00	Baa3	6,058,515
3,920	6.000%, 6/01/42	6/17 at 100.00	Baa3	2,584,025
5,895	5.875%, 6/01/47	6/17 at 100.00	Baa3	3,883,037
5,275	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	Baa3	3,141,368
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
7,050	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	7,042,245
	Project, Series 2009E, 5.625%, 10/01/19
2,650	Ohio, General Obligation Bonds, Higher Education, Series 2003A, 5.000%, 5/01/22	5/13 at 100.00	AA+	2,755,682
52,440	Total Ohio			42,239,697
	Oklahoma – 2.5% (1.6% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,641,500
	Center, Series 2008B, 5.250%, 8/15/38
12,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	10,783,560
	5.000%, 2/15/42
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	1,679,920
	1/01/47 – FGIC Insured
15,675	Total Oklahoma			14,104,980
	Oregon – 0.5% (0.3% of Total Investments)
3,000	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	2,591,850
	5.000%, 10/01/36
	Pennsylvania – 4.9% (3.1% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	No Opt. Call	Aa3	4,851,400
	Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AA+	1,152,738
	AGM Insured
7,100	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/15 at 100.00	AA	7,466,786
	Bonds, New Regional Medical Center Project, Series 2010, 5.750%, 8/01/30
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	BBB+	959,860
	Series 2003, 5.375%, 7/15/29
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006A,	10/16 at 100.00	AA+	1,341,915
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	2,614,040
	AMBAC Insured
10,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	9,544,100
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.250%, 5/15/30
28,450	Total Pennsylvania			27,930,839
	Puerto Rico – 8.1% (5.1% of Total Investments)
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	A3	4,717,350
	SYNCORA GTY Insured
10,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	A3	9,675,500
10,070	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A3	8,871,569
	7/01/39 – FGIC Insured
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	10,011,900
	2009A, 6.000%, 8/01/42
9,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	8,361,870
	2010C, 5.250%, 8/01/41
4,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 – NPFG Insured	7/11 at 100.00	A3	4,001,440
48,380	Total Puerto Rico			45,639,629
	Rhode Island – 1.3% (0.8% of Total Investments)
1,235	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/11 at 100.00	A3	1,236,914
	Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 – NPFG Insured
7,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program,	10/14 at 100.00	AA+	6,302,800
	Series 50A, 4.650%, 10/01/34
8,235	Total Rhode Island			7,539,714
	South Carolina – 3.4% (2.2% of Total Investments)
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	11,079,600
	2002, 6.000%, 12/01/20 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	2,831,575
	Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	A+	2,681,370
	5.000%, 6/01/36 – FGIC Insured
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	627,336
	0.000%, 1/01/23 – FGIC Insured
2,125	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	Aa2	2,231,484
	System, Series 2003A, 5.000%, 1/01/21 – AMBAC Insured
18,845	Total South Carolina			19,451,365
	South Dakota – 0.5% (0.3% of Total Investments)
2,945	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	AA–	2,647,143
	Series 2007, 5.000%, 11/01/40
	Tennessee – 4.3% (2.7% of Total Investments)
6,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	6,279,840
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
20,415	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/13 at 75.87	AA+	14,402,374
	Refunding Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/18 – AGM Insured
1,750	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue	5/11 at 100.00	AA+	1,748,950
	Bonds, Series 2001A, 5.125%, 5/15/26
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	1,718,000
	Wellmont Health System, Refunding Series 2006A, 5.440%, 9/01/32
188	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	75,000
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (5), (6), (7)
30,353	Total Tennessee			24,224,164
	Texas – 15.6% (9.7% of Total Investments)
2,000	Abilene Higher Education Authority, Inc., Texas, Student Loan Revenue Bonds, Subordinate	5/11 at 100.00	Aa3	2,003,780
	Series 1998B, 5.050%, 7/01/13 (Alternative Minimum Tax)
11,810	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	11,119,824
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company,	No Opt. Call	A3	5,675,160
	Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman	4/20 at 100.00	Baa2	1,851,200
	Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
4,250	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 60.73	Aaa	1,958,060
	0.000%, 8/15/26
8,400	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/11 at 100.00	BBB	7,395,864
	Corporation, Series 1999, 5.700%, 4/01/32 (Alternative Minimum Tax)
7,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	7,199,025
	TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured
1,540	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003,	2/13 at 100.00	AA+	1,542,479
	5.000%, 2/15/28 – AMBAC Insured (UB)
3,460	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003,	2/13 at 100.00	AA+ (4)	3,753,304
	5.000%, 2/15/28 (Pre-refunded 2/15/13) – AMBAC Insured
2,000	Houston, Texas, Water Conveyance System Contract, Certificates of Participation, Series	No Opt. Call	N/R	2,088,820
	1993A-J, 6.800%, 12/15/11 – AMBAC Insured
6,080	Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Series 2006,	8/16 at 100.00	AAA	6,198,499
	5.000%, 8/01/29
9,150	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/12 at 33.31	AAA	2,802,188
	Bonds, Series 2004, 0.000%, 8/15/31
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 35.34	AAA	2,453,997
	Bonds, Series 2005, 0.000%, 8/15/34 – FGIC Insured
16,305	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	5/11 at 100.00	BBB–	14,958,207
	1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation
	Series 2008I:
2,555	0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AA+	1,954,371
7,000	0.000%, 1/01/43	1/25 at 100.00	A2	5,167,610
3,425	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	3,265,155
	Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)
4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	Baa2	4,758,891
	2002A, 6.000%, 10/01/21
3,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series	8/15 at 74.57	AAA	1,840,080
	2005, 0.000%, 8/15/21
110,520	Total Texas			87,986,514
	Utah – 0.5% (0.3% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	2,762,610
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	1,485,683
	Series 2009A, 6.750%, 10/01/37
	Virginia – 0.4% (0.3% of Total Investments)
2,855	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	1,583,697
	Series 2007B2, 0.000%, 6/01/46
940	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	921,510
3,795	Total Virginia			2,505,207
	Washington – 8.9% (5.6% of Total Investments)
1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	2/11 at 100.00	AAA	1,233,389
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
8,810	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AA	8,211,625
	Series 2001A, 5.600%, 1/01/36 – NPFG Insured (Alternative Minimum Tax) (UB)
5,665	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AA	5,013,070
	Series 2002B, 5.250%, 7/01/37 (Mandatory put 7/01/12) – AMBAC Insured (Alternative Minimum Tax)
10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue	7/11 at 101.00	AA	10,286,207
	Refunding Bonds, Series 2001C, 5.650%, 7/01/32 – NPFG Insured (Alternative Minimum Tax) (UB)
2,485	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	No Opt. Call	AA–	2,380,729
	Development, Series 2006B, 5.000%, 1/01/32 – NPFG Insured
10,550	Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series 2000B, 5.750%,	2/11 at 100.00	AAA	10,582,811
	12/01/25 (Pre-refunded 2/23/11) (Alternative Minimum Tax) (UB)
5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B,	3/11 at 100.00	Baa1	5,002,750
	6.000%, 9/01/20 – NPFG Insured (Alternative Minimum Tax)
2,545	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AA+ (4)	2,559,328
	2001, 5.500%, 3/01/13 (Pre-refunded 3/10/11) – AGM Insured
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	1,968,760
	Research Center, Series 2009A, 6.000%, 1/01/33
2,315	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	2,274,555
	Series 2002, 6.625%, 6/01/32
1,270	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	657,327
	12/01/24 – NPFG Insured
52,630	Total Washington			50,170,551
	West Virginia – 0.9% (0.6% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,018,900
	Series 2003L, 5.500%, 10/01/22
	Wisconsin – 2.4% (1.5% of Total Investments)
535	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	569,510
	Bonds, Series 2002, 5.750%, 6/01/12 (ETM)
4,005	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	4,196,719
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
565	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – AGM Insured	11/14 at 100.00	Aa2	563,254
5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA–	4,917,949
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AA–	3,464,249
	Series 1998A, 5.500%, 12/15/19 – NPFG Insured
13,105	Total Wisconsin			13,711,681
$ 1,148,171	Total Investments (cost $955,688,686) – 160.0%			903,139,472
	Floating Rate Obligations – (12.0)%			(67,694,983)
	Other Assets Less Liabilities – 4.6%			25,781,045
	Variable Rate Demand Preferred Shares, at Liquidation Value – (52.6)% (8)			(296,800,000)
	Net Assets Applicable to Common Shares – 100%			$ 564,425,534

Fair Value Measurements

In determining the fair value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$902,682,773	$456,699	$903,139,472

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$462,475
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(5,776)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	—
Transfers out of	—
Balance at the end of period	$456,669
During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1,
Level 2 or Level 3.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any.
To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At January 31, 2011, the cost of investments was $892,316,498.
Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$20,656,322
Depreciation	(77,547,651)
Net unrealized appreciation (depreciation) of investments	$(56,891,329)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.9%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Advantage Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 1, 2011